Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [Abstract]
Cumulative translation adjustments	$ (826)		$ (939)		$ (835)
Benefit plans net actuarial losses and prior service credits	(2,364)	[1]	(1,803)	[1]	(1,167)	[1]
Other unrealized (losses) gains, net	(37)		26		14
Total Accumulated Other Comprehensive Loss	(3,227)		(2,716)		(1,988)
Other Comprehensive Income [Abstract]
Translation Adjustment Gains (Losses), Pre-tax	104		(103)		(29)
Translation Adjustment Gains (Losses), Net of Tax	113	[2]	(105)	[2]	(35)	[2]
Changes in fair value of cash flow hedges (losses) gains, pre-tax	(50)		30		46
Changes in fair value of cash flow hedges - (losses) gains, net of tax	(35)		22		31
Changes in cash flow hedges reclassed to earnings, pre-tax	(37)	[3]	(14)	[3]	(28)	[3]
Changes in cash flow hedges reclassed to earnings, net of tax	(28)	[3]	(9)	[3]	(18)	[3]
Other, pre-tax	0		(1)		(1)
Other, net of tax	0		(1)		(1)
Net unrealized (losses) gains, pre-tax	(87)		15		17
Net unrealized (losses) gains, net of tax	(63)	[2]	12	[2]	12	[2]
Actuarial / Prior service losses, pre-tax	852		872		106
Actuarial /Prior service losses, net of tax	(578)		(607)		(191)
Amortization, pre-tax	126	[4]	89	[4]	91	[4]
Amortization, net of tax	85	[4]	60	[4]	164	[4]
Curtailment gain - recognition of prior service credit, pre-tax	0		(107)		0
Curtailment gain - recognition of prior service credit, net of tax	0		(66)		0
Fuji Xerox changes in defined benefit plans, net, pre-tax	(13)	[5]	(31)	[5]	28	[5]
Fuji Xerox changes in defined benefit plans, net, net of tax	(13)	[5]	(31)	[5]	28	[5]
Other, pre-tax	(55)	[6]	8	[6]	22	[6]
Other, net of tax	(55)	[6]	8	[6]	22	[6]
Change in defined benefit plans (losses) gains, pre-tax	794		913		(35)
Change in defined benefit plans (losses) gain, net of tax	(561)	[2]	(636)	[2]	23	[2]
Other Comprehensive (Loss) Income, Pre-Tax	(777)		(1,001)		23
Other Comprehensive (Loss) Income, Net of Tax	(511)	[2]	(729)	[2]	0	[2]
Less: Other comprehensive loss attributable to noncontrolling interest, pre-tax	0		(1)		0
Less: Other comprehensive loss attributable to noncontrolling interest, net of tax	0	[2]	(1)	[2]	0	[2]
Other Comprehensive (Loss) Income, Attributable to Xerox, Pre-Tax	(777)		(1,000)		23
Other Comprehensive Loss, Net Attributable to Xerox	$ (511)	[2]	$ (728)	[2]	$ 0	[2]

[1]	Includes our share of Fuji Xerox.
[2]	Refer to Note 20 - Other Comprehensive Income for gross components of other comprehensive income, reclassification adjustments out of accumulated other comprehensive income and related tax effects.
[3]	(1)Reclassified to Cost of sales - refer to Note 13 - Financial Instruments for additional information regarding our cash flow hedges.
[4]	(2)Reclassified to Total Net Periodic Benefit Cost - refer to Note 15 - Employee Benefit Plans for additional information.
[5]	(3)Represents our share of Fuji Xerox's benefit plan changes.
[6]	(4)Primarily represents currency impact on cumulative amount of benefit plan net actuarial losses and prior service credits included in AOCL.